Income Tax - Schedule of Movement in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Balance of deferred tax asset (liability), Beginning Balance	$ (75)	$ 115
Changes recognized in profit or loss		11
Changes recognized in other comprehensive income	75	(201)
Balance of deferred tax asset (liability), Ending Balance	0	(75)
Intangible assets and inventories
Income Tax
Balance of deferred tax asset (liability), Beginning Balance	0	(33)
Changes recognized in profit or loss		33
Changes recognized in other comprehensive income	0
Balance of deferred tax asset (liability), Ending Balance	0	0
Employee benefits
Income Tax
Balance of deferred tax asset (liability), Beginning Balance	0	148
Changes recognized in profit or loss		(22)
Changes recognized in other comprehensive income	0	(126)
Balance of deferred tax asset (liability), Ending Balance	0	0
Other
Income Tax
Balance of deferred tax asset (liability), Beginning Balance	(75)
Changes recognized in other comprehensive income	75	(75)
Balance of deferred tax asset (liability), Ending Balance	$ 0	$ (75)